Subsequent events (Details Textuals 1)		6 Months Ended	0 Months Ended						0 Months Ended		0 Months Ended
	Jan. 20, 2012	Jun. 30, 2012 Windstar Project MW	Aug. 10, 2012 Subsequent Event Assets Advisors	Aug. 13, 2012 Subsequent Event USD ($)	Jul. 09, 2012 Subsequent Event USD ($)	Jul. 16, 2012 Subsequent Event USD ($)	Jul. 09, 2012 Subsequent Event Windstar Project USD ($) MW	Jun. 30, 2012 Corporate loans payable, interest rate at 25% p.a matures on August 31, 2012 Subsequent Event USD ($)	Jul. 16, 2012 Windstar bridge financing Subsequent Event USD ($)	Jun. 30, 2012 Deferred financing	Jul. 16, 2012 Deferred financing Subsequent Event USD ($)	Jul. 16, 2012 Debt service reserves Subsequent Event USD ($)
Subsequent Event [Line Items]
Corporate loan amount								$ 2,764,395
Debt instrument, interest rate, stated percentage								25.00%		10.00%
Tax free cash grant received							78,334,713
Capacity of energy		120					120
Amount subsequently received for repayments of loan									55,000,000		13,933,897
Amount subsequently received to fund debt service reserve account												5,248,127
Amount set aside for the ongoing arbitration						4,710,468
Amount not received as tax free cash grant					12,221,994
Aggregate amount included in the company application					90,556,707
Number of merger and acquisition advisors			2
Number of producing assets to be sold			4
Amount received from exercise of warrants				$ 3,000,000
Number of warrants exercised				3,000,000
Exercise price per warrant	2.00			1.00